RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2022
Marine Exhaust Technology AS [Member]
RELATED PARTY TRANSACTIONS
Percentage of voting equity interests acquired				75.00%
joint venture
RELATED PARTY TRANSACTIONS
Transactions with its joint venture producing scrubbers	$ 5.6	$ 1.4	$ 11.7